Earn-out Liability (Detail) - USD ($) $ in Millions	Dec. 28, 2013	Dec. 29, 2012	Apr. 09, 2010
Business Acquisition, Contingent Consideration [Line Items]
Minimum earn-out payment			$ 0.0
Maximum earn-out payment			5.0
Acquisition date fair value			$ 2.5
Payment made for earn-out obligation	$ 5.0
Earn Out Payment [Member]
Business Acquisition, Contingent Consideration [Line Items]
Acquisition date fair value		$ 5.0